Material Accounting Policies	6 Months Ended
Jun. 30, 2026
Material Accounting Policies [Abstract]
Material Accounting Policies

Note 2:- Material Accounting Policies

a.	Basis of preparation of the condensed consolidated interim financial statements:

The condensed consolidated interim financial statements have been prepared in accordance with generally accepted accounting principles for the preparation of financial statements for interim periods, as prescribed in IAS 34, “Interim Financial Reporting”. The condensed consolidated interim financial statements reflects all normal recurring adjustments that are, in the opinion of management, necessary to fairly present the information set forth herein. The condensed consolidated interim financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2025, as they do not include all the information and disclosures required in the annual consolidated financial statements. Interim results are not necessarily indicative of the results for a full year.

b.	Forthcoming requirements

Presentation and Disclosure in Financial Statements – IFRS 18

In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements (“IFRS 18”) which replaces IAS 1 Presentation of Financial Statements. IFRS 18 requires an entity to classify all income and expenses within its statement of profit and loss into one of five categories: operating; investing; financing; income taxes; and discontinued operations. The first three categories are new. These categories are complemented by the requirement to present subtotals for “operating profit or loss,” profit or loss before financing income and taxes” and “profit or loss” IFRS 18, and the amendments to the other standards, is effective for reporting periods beginning on or after January 1, 2027, but earlier application is permitted.

The Company is currently assessing the impact of the Standard on its financial statements. As of June 30, 2026, the Company is currently evaluating the impact of this new standard.